Series A Convertible Preferred Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Series Convertible Preferred Stock Warrants
Note 10 - Series A Convertible Preferred Stock Warrants

Series A Convertible Preferred Stock Warrants Granted

On June 21, 2010 the Company issued warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 in conjunction with the sale of 3,000,000 shares of founder’s shares of common stock to the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $890, or $0.00089 per share, using the stated term, or ten years, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

On June 21, 2010 the Company issued warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 in conjunction with the sale of 3,000,000 shares of founder’s shares of common stock to the Company’s Chairman of the Board. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $890, or $0.00089 per share, using the stated term, or ten years, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

Series A Preferred Stock Warrants Cancelled

No series A preferred stock warrants were cancelled during the nine months ended September 30, 2013 and 2012.

Series A Preferred Stock Warrants Expired

No series A preferred stock warrants expired during the nine months ended September 30, 2013 and 2012.

Series A Preferred Stock Warrants Exercised

No series A preferred stock warrants were exercised during the nine months ended September 30, 2013 and 2012.

The following is a summary of information about the Series A Preferred Stock Warrants outstanding at September 30, 2013.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.001	2,000,000	6.7 years	$0.001	2,000,000	$0.001

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	September 30,	December 31,
	2013	2012

Average risk-free interest rates	3.27%	3.27%
Average expected life (in years)	5.0	5.0

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s series A preferred stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its series A preferred stock warrants. During the nine months ended September 30, 2013 and 2012, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the period from May 10, 2010 (inception) to December 31, 2010 was approximately $0.001 per warrant, and there were no series A preferred stock warrants granted during the nine months ended September 30, 2013 or the year ended December 31, 2012.

The following is a summary of activity of outstanding series A preferred stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2011	2,000,000	$0.001
Warrants cancelled	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2012	2,000,000	$0.001
Warrants cancelled	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, September 30, 2013	2,000,000	$0.001

Exercisable, September 30, 2013	2,000,000	$0.001

Series A Convertible Preferred Stock Warrants Granted

On June 21, 2010 the Company issued warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 in conjunction with the sale of 3,000,000 shares of founder’s shares of common stock to the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $890, or $0.00089 per share, using the stated term, or ten years, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

On June 21, 2010 the Company issued warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 in conjunction with the sale of 3,000,000 shares of founder’s shares of common stock to the Company’s Chairman of the Board. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The total fair value of the warrants using the Black-Scholes option-pricing model is $890, or $0.00089 per share, using the stated term, or ten years, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

Series A Preferred Stock Warrants Cancelled

No series A preferred stock warrants were cancelled during the years ended December 31, 2012 and 2011.

Series A Preferred Stock Warrants Expired

No series A preferred stock warrants were expired during the years ended December 31, 2012 and 2011.

Series A Preferred Stock Warrants Exercised

No series A preferred stock warrants were exercised during the years ended December 31, 2012 and 2011.

The following is a summary of information about the Series A Preferred Stock Warrants outstanding at December 31, 2012.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.001	2,000,000	7.5 years	$0.001	2,000,000	$0.001

The following is a summary of information about the Series A Preferred Stock Warrants outstanding at December 31, 2011.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise	Shares Underlying Warrants	Weighted Average Remaining Contractual	Weighted Average Exercise	Shares Underlying Warrants	Weighted Average Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.001	2,000,000	8.5 years	$0.001	2,000,000	$0.001

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	3.27%	3.27%
Average expected life (in years)	5.0	5.0

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s series A preferred stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its series A preferred stock warrants. During the years ended December 31, 2012 and 2011 there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

There were no series A preferred stock warrants granted during the years ended December 31, 2012 and 2011.

The following is a summary of activity of outstanding series A preferred stock warrants:

		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2010	2,000,000	$0.001
Warrants cancelled	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2011	2,000,000	$0.001
Warrants cancelled	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2012	2,000,000	$0.001

Exercisable, December 31, 2012	2,000,000	$0.001